As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 680 Andersen Drive, Foster Plaza Ten, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  January 31, 2008

Item 1. Schedule of Investments.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
January 31, 2008 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Aerospace & Defense - 5.9%
The Boeing Company	15,200	$ 1,264,336
Honeywell International, Inc.	22,700	1,340,889
		2,605,225
Air Freight & Logistics - 1.7%
FedEx Corporation	8,000	747,840

Airlines - 2.0%
Alaska Air Group, Inc. (a)	35,000	885,500

Biotechnology - 1.0%
Amgen, Inc. (a)	9,200	428,628

Capital Markets - 6.4%
Bank Of New York Mellon Corporation	30,000	1,398,900
The Charles Schwab Corporation	40,000	892,000
W.P. Stewart & Company, Ltd. +	95,800	509,656
		2,800,556
Commercial Banks - 5.5%
F.N.B. Corporation	48,700	758,259
PNC Financial Services Group	21,500	1,410,830
Sovereign Bancorp, Inc.	21,000	261,870
		2,430,959
Communications Equipment - 0.6%
Spectrum Control, Inc. (a)	27,399	251,249

Computers & Peripherals - 3.8%
Dell, Inc. (a)	18,000	360,720
EMC Corporation (a)	30,000	476,100
SanDisk Corporation (a)	33,100	842,395
		1,679,215
Diversified Financial Services - 3.8%
CIT Group, Inc.	34,000	950,640
Citigroup, Inc.	26,000	733,720
		1,684,360
Diversified Telecommunication Services - 11.0%
AT&T, Inc.	60,000	2,309,400
Consolidated Communciations Holdings, Inc.	33,185	519,013
Telefonos de Mexico SA de CV - ADR	20,000	722,000
Verizon Communications, Inc.	30,000	1,165,200
Windstream Corporation	10,339	120,036
		4,835,649
Health Care Equipment & Supplies - 3.6%
Advanced Medical Optics, Inc. (a)	24,000	504,720
Medtronic, Inc.	22,900	1,066,453
		1,571,173

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)

COMMON STOCKS - 84.7%	Shares	Value
Industrial Conglomerates - 7.5%
General Electric Company	35,700	$ 1,264,137
Loews Corporation	30,000	1,400,700
Matthews International Corporation - Class A	13,000	635,310
		3,300,147
Insurance - 4.9%
Arthur J. Gallagher & Company	30,000	762,300
Erie Indemnity Company - Class A	15,000	759,450
The Hartford Financial Services Group, Inc.	7,500	605,775
		2,127,525
Machinery - 7.6%
Ingersoll-Rand Company - Class A +	25,000	988,000
ITT Industries, Inc.	16,000	950,880
Joy Global, Inc.	22,200	1,399,710
		3,338,590
Media - 2.5%
Comcast Corporation - Class A (a)	60,000	1,089,600

Metals & Mining - 0.5%
Alcoa, Inc.	7,000	231,700

Oil & Gas - 1.1%
El Paso Corporation	30,000	494,400

Pharmaceuticals - 5.6%
Allergan, Inc.	19,000	1,276,610
Pfizer, Inc.	5,000	116,950
Wyeth	27,000	1,074,600
		2,468,160
Road & Rail - 1.8%
Dollar Thrifty Automotive Group, Inc. (a)	31,700	773,797

Semiconductor & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	20,000	618,600

Software - 4.4%
CA, Inc.	40,000	881,200
Microsoft Corporation	26,400	860,640
OPNET Technologies, Inc. (a)	20,000	181,800
		1,923,640
Textiles, Apparel & Luxury Goods - 2.1%
VF Corporation	12,150	940,045
TOTAL COMMON STOCKS (Cost $31,112,613)		37,226,558

EXCHANGE TRADED FUND - 1.7%
iShares MSCI Japan Index Fund +	60,000	765,600
TOTAL EXCHANGE TRADED FUND (Cost $743,483)		765,600

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
January 31, 2008 (Unaudited)

	Principal
SHORT TERM INVESTMENTS - 14.0%	Amount	Value
U.S. Treasury Bill - 12.5%
1.55%, 02/28/2008 (c)	$ 5,500,000	$ 5,494,217

Variable Rate Demand Notes - 1.5%
Aim Liquid Assets, 3.790% (b)	645,516	645,516

TOTAL SHORT TERM INVESTMENTS (Cost $6,139,733)		6,139,733
Total Investments (Cost $37,995,829) - 100.4%		44,131,891
Liabilities in Excess of Other Assets - (0.4)%		(181,736)
TOTAL NET ASSETS - 100.0%		$ 43,950,155

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt.
+	U.S. security of foreign company.
(a)	Non-income producing security.
(b)	Variable rate security. The rate listed is as of January 31, 2008.
(c)	The rate listed is the effective yield based on the purchase price. The calculation assumes the security is held to maturity.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows*:

Cost of investments	$37,995,829

Gross unrealized appreciation	9,288,951
Gross unrealized depreciation	(3,152,889)
Net unrealized appreciation	$6,136,062

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Fort Pitt Capital Funds

By (Signature and Title)    /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date                         3/18/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas W. Kreps
     Douglas W. Kreps, President

Date                      3/18/2008

By (Signature and Title)*   /s/ Douglas W. Kreps
 Charles A. Smith, Treasurer

Date                      3/18/2008

* Print the name and title of each signing officer under his or her signature.